Item 1. Schedule of Investments


 T. Rowe Price New Horizons Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 EQUITY INVESTMENTS  98.7% 8
 CONSUMER DISCRETIONARY  19.7%
 Hotels, Restaurants & Leisure  5.6%
 Multimedia Games *+                                   1,987,395   30,805

 Panera Bread, Class A *                               1,000,000   37,540

 PF Chang's China Bistro *                             1,000,000   48,490

 Rare Hospitality International *                      1,125,000   29,981

 Ruby Tuesday                                          800,000     22,296

 Sonic *                                               1,000,000   25,630

 Station Casinos                                       1,175,000   57,622

 WMS Industries *                                      1,382,500   35,516

                                                                   287,880

 Household Durables  3.0%
 Ryland Group                                          500,000     46,330

 Toll Brothers *                                       1,800,000   83,394

 WCI Communities *                                     240,000     5,592

 Yankee Candle Company *                               700,000     20,272

                                                                   155,588

 Internet & Catalog Retail  0.2%
 priceline.com *                                       500,000     11,085

                                                                   11,085

 Media  4.2%
 ADVO                                                  1,250,000   38,675

 Catalina Marketing                                    1,292,100   29,822

 Cox Radio, Class A *                                  1,000,000   14,920

 Entercom Communications *                             1,000,000   32,660

 Radio One, Class D *                                  2,123,778   30,221

 Regent Communications *                               1,731,650   9,801

 Spanish Broadcasting, Class A *+                      2,500,000   24,600

 TiVo *                                                800,000     5,296

 XM Satellite Radio Holdings, Class A *                1,000,000   31,020

                                                                   217,015

 Multiline Retail  1.3%
 Tuesday Morning *+                                    2,100,000   64,932

                                                                   64,932

 Specialty Retail  5.4%
 AC Moore Arts & Crafts *+                             1,000,000   24,730

 AnnTaylor Stores *                                    1,500,000   35,100

 Christopher & Banks +                                 2,000,000   32,020

 Hot Topic *                                           750,000     12,780

 Linens 'n Things *                                    600,000     13,902

 O'Reilly Automotive *                                 1,800,000   68,922

 Petco *                                               1,200,000   39,192

 Sonic Automotive, Class A                             350,000     7,018

 The Finish Line, Class A +                            1,150,000   35,558

 Tweeter Home Entertainment Group *                    863,043     4,876

 Ultimate Electronics *+                               800,000     2,432

                                                                   276,530

 Total Consumer Discretionary                                      1,013,030

 ENERGY  5.8%
 Energy Equipment & Services  5.0%
 BJ Services                                           300,000     15,723

 Cooper Cameron *                                      250,000     13,710

 FMC Technologies *                                    1,500,000   50,100

 Grant Prideco *                                       1,500,000   30,735

 Helmerich & Payne                                     800,000     22,952

 Hydril *                                              531,000     22,806

 Key Energy Services *                                 1,500,000   16,575

 National Oilwell *                                    950,000     31,217

 Smith International *                                 200,000     12,146

 Tidewater                                             500,000     16,275

 Varco International *                                 400,000     10,728

 W-H Energy Services *                                 784,000     16,268

                                                                   259,235

 Oil & Gas  0.8%
 Cimarex Energy *                                      550,000     19,217

 Encore Acquisition *                                  620,000     21,390

                                                                   40,607

 Total Energy                                                      299,842

 FINANCIALS  8.4%
 Capital Markets  2.7%
 Affiliated Managers Group *                           531,000     28,429

 Greenhill                                             250,000     5,900

 Investors Financial Services                          800,000     36,104

 Legg Mason                                            525,000     27,967

 National Financial Partners                           500,000     17,890

 Waddell & Reed Financial, Class A                     1,050,000   23,100

                                                                   139,390

 Commercial Banks  1.5%
 Boston Private Financial                              350,000     8,736

 Signature Bank *                                      83,400      2,231

 Silicon Valley Bancshares *                           266,000     9,887

 Texas Capital Bancshares *                            600,000     10,890

 UCBH Holdings                                         1,200,000   46,884

                                                                   78,628

 Consumer Finance  0.8%
 First Marblehead *                                    450,000     20,880

 Moneygram International                               400,000     6,832

 Nelnet, Class A *                                     500,000     11,190

                                                                   38,902

 Diversified Financial Services  0.6%
 Assured Guaranty                                      200,000     3,332

 CapitalSource *                                       1,350,000   30,159

                                                                   33,491

 Insurance  1.7%
 Direct General                                        526,100     15,215

 Hilb Rogal and Hobbs                                  209,600     7,592

 Hub International                                     400,000     7,232

 Infinity Property & Casualty                          825,000     24,362

 MaxRe Capital                                         700,000     14,000

 Scottish Annuity & Life                               800,000     16,936

                                                                   85,337

 Thrifts & Mortgage Finance  1.1%
 Delta Financial                                       1,000,000   8,770

 Radian                                                1,000,000   46,230

                                                                   55,000

 Total Financials                                                  430,748

 HEALTH CARE  20.3%
 Biotechnology  7.5%
 Abgenix *                                             950,000     9,367

 Acadia Pharmaceuticals *                              700,000     5,453

 Alexion Pharmaceutical *                              764,000     13,752

 Alkermes *                                            1,725,000   19,906

 Amylin Pharmaceuticals *                              575,000     11,799

 Anadys Pharmaceuticals *                              160,900     853

 Angiotech Pharmaceuticals *                           127,700     2,588

 BioCryst Pharmaceuticals *                            323,400     1,649

 Cephalon *                                            699,500     33,506

 Cubist Pharmaceuticals *                              1,050,000   10,374

 Cytogen *                                             400,000     4,216

 Cytokinetics *                                        150,000     1,995

 deCODE GENETICS *                                     1,600,000   12,048

 Diversa *                                             1,400,000   11,690

 Dynavax Technologies *                                360,000     1,958

 Encysive Pharmaceuticals *                            300,000     2,709

 EXACT Sciences *                                      400,000     1,320

 Exelixis *                                            1,350,000   10,881

 Eyetech Pharmaceuticals *                             300,000     10,197

 Human Genome Sciences *                               450,000     4,910

 Idenix Pharmaceuticals *                              425,000     6,800

 ImClone Systems *                                     25,000      1,321

 Keryx Biopharmaceuticals *+                           275,000     3,077

 Kosan Biosciences *                                   309,600     1,783

 Lexicon Genetics *                                    1,000,000   6,590

 Memory Pharmaceuticals *                              500,000     3,835

 Momenta Pharmaceuticals *                             650,000     5,350

 Myogen *+                                             150,000     1,215

 Myogen *+++*                                           565,000    4,119

 Myogen, Warrants, 9/29/09 *+++*                        113,000    0

 Myriad Genetics *                                     1,000,000   17,100

 Nabi *                                                100,000     1,338

 Neurocrine Biosciences *                              1,000,000   47,160

 NPS Pharmaceuticals *                                 1,210,000   26,354

 ONYX Pharmaceuticals *                                550,000     23,655

 Protein Design Labs *                                 175,000     3,427

 Rigel Pharmaceuticals *                               515,000     13,029

 Senomyx *                                             900,000     8,099

 Theravance, Pfd. *++*                                  513,334    4,620

 Transkaryotic Therapies *                             350,000     6,206

 Trimeris *                                            550,000     8,278

 United Therapeutics *                                 175,000     6,113

 Vertex Pharmaceuticals *                              675,000     7,088

 Vicuron Pharmaceuticals *                             253,000     3,714

 Vion Pharmaceuticals *                                250,000     1,053

 ViroPharma *                                          509,000     982

 XOMA *                                                425,000     986

                                                                   384,463

 Health Care Equipment & Supplies  1.2%
 Advanced Neuromodulation Systems *                    150,000     4,553

 Analogic                                              120,000     5,003

 Control Delivery Systems, Cvt. Pfd., 8%, Series A *++* 74,432     2,000

 CTI Molecular Imaging *                               350,000     2,825

 Encore Medical *                                      446,265     2,222

 Endologix *+                                          682,500     4,627

 EPIX Pharmaceuticals *                                450,000     8,689

 Integra LifeSciences *                                544,100     17,471

 Regeneration Technologies *                           200,000     1,604

 Thoratec *                                            400,000     3,848

 Wilson Greatbatch Technologies *                      400,000     7,156

                                                                   59,998

 Health Care Providers & Services  9.6%
 Accredo Health *                                      350,000     8,249

 Advisory Board *                                      350,000     11,760

 Community Health System *                             1,000,000   26,680

 Coventry Health Care *                                1,275,000   68,047

 Davita *                                              2,900,000   90,335

 HealthStream *+                                       2,405,000   5,051

 Henry Schein *                                        2,100,000   130,851

 LabOne *                                              300,000     8,769

 Omnicare                                              3,000,000   85,080

 Symbion *                                             200,000     3,221

 United Surgical Partners International *              350,000     12,022

 VCA Antech *                                          1,600,000   33,008

 WellChoice *                                          300,000     11,199

                                                                   494,272

 Pharmaceuticals  2.0%
 Able Laboratories *                                   700,000     13,412

 Atherogenics *                                        875,000     28,831

 Inspire Pharmaceuticals *                             1,200,000   18,876

 Medicines Company *                                   941,300     22,723

 MGI Pharma *                                          50,000      1,335

 Nektar Therapeutics *                                 300,000     4,344

 Noven Pharmaceuticals *                               375,000     7,815

 Salix Pharmaceuticals *                               150,000     3,228

 Taro Pharmaceuticals *                                210,000     4,910

                                                                   105,474

 Total Health Care                                                 1,044,207

 INDUSTRIALS & BUSINESS SERVICES  17.7%
 Aerospace & Defense  1.7%
 Armor Holdings *                                      775,000     32,248

 Mercury Computer Systems *                            500,000     13,460

 MTC Technologies *                                    200,000     5,526

 Triumph Group *                                       594,100     20,098

 United Defense Industries *                           435,000     17,396

                                                                   88,728

 Air Freight & Logistics  0.2%
 EGL *                                                 300,000     9,078

                                                                   9,078

 Commercial Services & Supplies  12.0%
 Apollo Group, Class A *                               3,265,270   239,573

 Bright Horizons Family Solutions *                    400,000     21,716

 Corporate Executive Board                             798,800     48,919

 Education Management *                                1,400,000   37,296

 Exult *                                               3,541,485   18,628

 First Advantage, Class A *                            241,400     3,877

 Intersections *                                       450,000     6,593

 Laureate *                                            1,650,000   61,413

 LECG *                                                400,000     6,764

 Mobile Mini *+                                        1,100,000   27,280

 Resources Connection *                                498,000     18,814

 School Specialty *+                                   1,500,000   59,115

 SOURCECORP *                                          500,000     11,070

 Tetra Tech *                                          900,000     11,403

 Waste Connections *                                   1,350,100   42,771

                                                                   615,232

 Industrial Conglomerates  1.1%
 Roper Industries                                      950,000     54,587

                                                                   54,587

 Machinery  2.3%
 Actuant, Class A *                                    1,168,700   48,162

 Oshkosh Truck                                         1,200,000   68,472

                                                                   116,634

 Trading Companies & Distributors  0.4%
 MSC Industrial Direct, Class A                        650,000     22,152

                                                                   22,152

 Total Industrials & Business Services                             906,411

 INFORMATION TECHNOLOGY  21.1%
 Communications Equipment  1.1%
 Bookham *                                             300,000     1,950

 F5 Networks *                                         750,000     22,845

 Harmonic *                                            800,000     5,320

 Packeteer *                                           800,000     8,648

 Sirf Technology Holdings *                            550,000     7,827

 Tekelec *                                             600,000     10,008

                                                                   56,598

 Computers & Peripherals  0.5%
 Emulex *                                              2,200,000   25,344

                                                                   25,344

 Electronic Equipment & Instruments  1.2%
 Cogent *                                              184,000     3,352

 Daktronics *                                          100,000     2,445

 Digital Theater Systems *                             500,000     9,125

 Molex                                                 100,000     2,982

 National Instruments                                  500,000     15,135

 Newport *                                             925,000     10,610

 Trimble Navigation *                                  550,000     17,380

                                                                   61,029

 Internet Software & Services  1.5%
 Autobytel *                                           1,000,000   8,970

 Digital Insight *                                     1,350,000   18,401

 MatrixOne *                                           1,250,000   6,325

 Netegrity *                                           1,200,000   9,012

 Sina *                                                850,000     21,666

 Sonicwall *                                           800,000     5,408

 The Knot *+                                           1,350,000   4,860

 Websidestory *                                        200,000     1,850

                                                                   76,492

 IT Services  2.7%
 BISYS Group *                                         1,300,000   18,993

 Certegy                                               971,300     36,142

 Global Payments                                       500,000     26,775

 Maximus *                                             350,000     10,083

 META Group *+                                         1,000,000   4,739

 Paychex                                               100,000     3,015

 RightNow Technologies *                               750,000     9,398

 SkilSoft ADR *                                        3,500,000   23,415

 SRA International, Class A *                          100,000     5,156

                                                                   137,716

 Semiconductor & Semiconductor Equipment  5.3%
 Altera *                                              600,000     11,742

 AMIS Holdings *                                       1,400,000   18,928

 Analog Devices                                        750,000     29,085

 Atheros Communications *                              500,000     5,100

 ATMI *                                                1,084,300   22,206

 Cabot Microelectronics *                              300,000     10,875

 Cognex                                                200,000     5,240

 Integrated Circuit Systems *                          1,200,000   25,800

 Intersil Holding, Class A                             1,100,000   17,523

 Intevac *                                             500,000     3,140

 Lattice Semiconductor *                               1,200,000   5,892

 Linear Technology                                     200,000     7,248

 Maxim Integrated Products                             750,000     31,718

 Micrel *                                              725,000     7,547

 Microsemi *                                           550,000     7,755

 MKS Instruments *                                     550,000     8,426

 PDF Solutions *                                       426,700     5,184

 PMC-Sierra *                                          500,000     4,405

 Semtech *                                             850,000     16,295

 Sigmatel *                                            69,500      1,474

 Tessera Technologies *                                500,000     11,050

 Volterra Semiconductor *                              400,000     4,972

 Xilinx                                                500,000     13,500

                                                                   275,105

 Software  8.8%
 Activision *                                          1,000,000   13,870

 Actuate *                                             400,000     1,412

 Agile Software *+                                     2,850,000   22,601

 Altiris *                                             707,300     22,386

 Blackbaud *                                           110,000     1,078

 Business Objects ADR *                                450,000     10,490

 Cadence Design Systems *                              500,000     6,520

 Concord Communications *                              675,000     6,024

 Convera, Class A *+                                   1,500,000   5,535

 FactSet Research Systems                              500,000     24,100

 FileNet *                                             1,250,000   21,825

 Informatica *                                         4,100,000   23,985

 Internet Security Systems *                           500,000     8,500

 Jack Henry & Associates                               1,625,000   30,501

 Kronos *                                              1,050,000   46,504

 Macromedia *                                          1,200,000   24,096

 Magma Design Automation *                             650,000     9,802

 McAfee *                                              1,350,000   27,135

 Mercury Interactive *                                 650,000     22,672

 Motive *                                              790,500     8,877

 Nassda *                                              1,000,000   3,550

 NetIQ *                                               2,100,000   22,470

 Open Solutions *                                      410,893     10,260

 Phase Forward *                                       500,000     4,130

 Quest Software *                                      800,000     8,896

 Red Hat *                                             1,350,000   16,524

 RSA Security *                                        800,000     15,440

 TALX Corporation                                      550,000     12,700

 Verisity *                                            175,000     1,216

 Verity *                                              1,450,000   18,676

                                                                   451,775

 Total Information Technology                                      1,084,059

 MATERIALS  1.4%
 Chemicals  0.6%
 Airgas                                                400,000     9,628

 Symyx Technologies *                                  1,000,000   23,550

                                                                   33,178

 Metals & Mining  0.8%
 Steel Dynamics                                        1,000,000   38,620

                                                                   38,620

 Total Materials                                                   71,798

 TELECOMMUNICATION SERVICES  4.3%
 Diversified Telecommunication Services  0.0%
 Callwave *                                            168,900     1,689

                                                                   1,689

 Wireless Telecommunication Services  4.3%
 Crown Castle International *                          1,000,000   14,880

 Nextel Partners, Class A *                            2,850,000   47,253

 NII Holdings, Class B *                               2,250,000   92,723

 Western Wireless, Class A *                           1,900,000   48,849

 Wireless Facilities *                                 2,000,000   13,940

                                                                   217,645

 Total Telecommunication Services                                  219,334

 Total Equity Investments (Cost  $3,541,656)                       5,069,429

 SHORT-TERM INVESTMENTS  0.4%
 Money Market Fund  0.4%
 T. Rowe Price Reserve Investment Fund, 1.68% #        19,798,378  19,798

 Total Short-Term Investments (Cost  $19,798)                      19,798

 Total Investments in Securities
 99.1% of Net Assets (Cost $3,561,454)                 $           5,089,227

 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  * Non-income producing 8 Common stocks, rights, and warrants - cost $3,533,036, value $5,062,809, 98.6% of net assets; Preferred stocks - cost $4,620, value $4,620, 0.1% of net assets; Convertible preferred stocks - cost $4,000, value, $2,000, 0% of net assets
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR American Depository Receipts


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.

                     Purchase Sales  Realized    Investment   Value
 Affiliate           Cost     Cost   Gain/(Loss) Income     9/30/04    12/31/03
 AC Moore Arts &     3,197    -      -           -            24,730     *
Crafts
 Actuant, Class A    -        627    716         -            -          43,440

 Agile Software      26,079   -      -           -            22,601     *

 Christopher & Banks -        -      -           240          32,020     39,060

 Convera, Class A    -        -      -           -            5,535      4,842

 Duane Reade         -        57,650 (22,570)    -            -          35,532

 Endologix           3,477    -      -           -            4,627      *

 The Finish Line     8,491    -      -           56           35,558     *

 HealthStream        -        -      -           -            5,051      6,253

 Keryx
  Biopharmaceuticals 2,750    -      -           -            3,077      *

 The Knot            -        -      -           -            4,860      4,921

 META Group          -        -      -           -            4,739      6,300

 Mobile Mini         -        -      -           -            27,280     21,692

 Multimedia Games    7,889    2,820  (880)       -            30,805     35,963

 Myogen, Common      1,764    -      -           -            1,215      *

 Myogen, Restricted  3,673    -      -           -            4,119      *

 Myogen, Warrants    14       -      -           -            -          *

 School Specialty    -        -      -           -            59,115     51,015

 Spanish Broadcasting
  Class A            5,130    -      -           -            24,600     21,000

 Tuesday Morning     -        7,117  6,200       -            64,932     75,625

 Ultimate Electronics-        -      -           -            2,432      6,104

 Totals                              (16,534)    296          357,296    351,747


 *The issuer was not considered an affiliated company at December 31, 2003.


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A period-end issues) at amounts to $10,739 and represents 0.2% of net assets.
                                        Acquisition        Acquisition
 Description                               Date                Cost
 Control Delivery Systems, Conv. Pfd.,
  Series A                              8/10/00            $ 20,000

 Myogen                                 9/29/04              3,673

 Myogen, Warrants                       9/29/04              14

 Theravance, Pfd.                       8/28/00              4,620

 Totals                                                    $ 28,307

 The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Horizons Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $3,561,454,000. Net unrealized gain aggregated $1,527,773,000 at period-end, of which $1,956,115,000 related to appreciated investments and $428,342,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004